Consolidated Statements of Cash Flows (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Statement of Cash Flows [Abstract]
Acquisition of subsidiaries, net of cash acquired				¥ 1,291
Disposal of subsidiaries, net of cash disposed	¥ 1,336	$ 192	¥ 4,544